Premises, Furniture, and Equipment (Schedule Of Future Minimum Lease Payments Under The Capitalized Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
2013	$ 348
2014	348
2015	348
2016	348
2017	348
Thereafter	4,378
Total minimum lease payments	6,118
Less: Amount representing interest	(3,796)
Present Value of Net Minimum Lease Payments	$ 2,322